NEWBUILDINGS	9 Months Ended
Sep. 30, 2012
NEWBUILDINGS [Abstract]
NEWBUILDINGS
NEWBUILDINGS

Five VLCC newbuilding contracts were sold to Frontline 2012 in December 2011 (see Note 4), which left the Company with two Suezmax newbuilding contracts at December 31, 2011. No installments were paid in the nine months ended September 30, 2012. Two installments of $3.1 million each have been accrued at September 30, 2012.